Fair value measurement	6 Months Ended
Sep. 30, 2022
Fair Value Measurement [Abstract]
Fair value measurement
10. Fair value measurement

Assets and liabilities measured at fair value
Included in the statement of financial position are certain financial assets and liabilities which are measured at fair value. The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 221 of the Annual Report and Accounts for the year ended 31 March 2022.

	30 September 2022				31 March 2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	1,578	—	476	2,054	2,292	—	417	2,709
Investments held at fair value through other comprehensive income[1]	—	435	—	435	—	413	—	413
Financing derivatives	—	647	17	664	—	298	—	298
Commodity contract derivatives	—	338	50	388	—	238	51	289
	1,578	1,420	543	3,541	2,292	949	468	3,709
Liabilities
Financing derivatives	—	(1,408)	(111)	(1,519)	—	(804)	(187)	(991)
Commodity contract derivatives	—	(35)	(22)	(57)	—	(15)	(7)	(22)
FAA derivative[2]	—	—	(150)	(150)	—	—	—	—
Contingent consideration[3]	—	—	(37)	(37)	—	—	(41)	(41)
	—	(1,443)	(320)	(1,763)	—	(819)	(235)	(1,054)
Total	1,578	(23)	223	1,778	2,292	130	233	2,655
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.For the period ended 30 September 2022 a further derivative category has been added for the FAA derivative. This relates to a written option which allows the Consortium to purchase the 40% interest in GasT TopCo Limited that the Group will hold post completion of the sale of the UK Gas Transmission business (see note 6).
3.Contingent consideration relates to the acquisition of National Grid Renewables Development LLC.

The estimated fair value of total borrowings, excluding lease liabilities, using market values at 30 September 2022 is £42,008 million (31 March 2022: £45,066 million).

Our level 1 financial investments and liabilities held at fair value are valued using quoted prices from liquid markets.

Our level 2 financial investments held at fair value are valued using quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in inactive markets. Alternatively, they are valued using models where all significant inputs are based directly or indirectly on observable market data.
10. Fair value measurement (continued)

Our level 2 financing derivatives include cross-currency, interest rate and foreign exchange derivatives. We value these derivatives by discounting all future cash flows by externally sourced market yield curves at the reporting date, taking into account the credit quality of both parties. These derivatives can be priced using liquidly traded interest rate curves and foreign exchange rates, and therefore we classify our vanilla trades as level 2 under the IFRS 13 framework.

Our level 2 commodity derivatives include over-the-counter gas swaps and power swaps as well as forward physical gas deals. We value our contracts based on market data obtained from the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE) where forward monthly prices are available. We discount based on externally sourced market yield curves at the reporting date, taking into account the credit quality of both parties and liquidity in the market. Our commodity contracts can be priced using liquidly traded swaps. Therefore we classify our vanilla trades as level 2 under the IFRS 13 framework.

Our level 3 investments include equity instruments accounted for at fair value through profit and loss. These equity holdings are part of our corporate venture capital portfolio held by National Grid Partners and comprise a series of small, early stage unquoted investments where prices or valuation inputs are unobservable. These investments are either recently acquired or there have been recent funding rounds with third parties and therefore the valuation is based on the latest transaction price and any subsequent investment-specific adjustments.

Our level 3 investments also include our investment in Sunrun Neptune 2016 LLC, which is accounted for at fair value through profit and loss. The investment is fair valued by discounting expected cash flows using a weighted average cost of capital specific to Sunrun Neptune 2016 LLC.

Our level 3 financing derivatives include inflation-linked swaps, where the market is illiquid. In valuing these instruments we use in-house valuation models and obtain external valuations to support each reported fair value.

The FAA is a level 3 derivative, which is accounted for at fair value, and the assumptions which are used to determine fair value are specific to the contract and not readily observable in active markets. Significant unobservable inputs include the valuation and volatility for GasT TopCo Limited’s unlisted equity post completion of the Acquisition Agreement. These inputs are used as part of a Black Scholes option pricing model to produce the reported valuation. The fair value of the option is £150 million (31 March 2022: £nil). The FAA derivative will be extinguished when the option is either exercised or lapses. The option cannot be cash settled.

Our level 3 commodity contract derivatives primarily consist of our over-the-counter gas and power options and forward purchases of gas that we value using proprietary models. Derivatives are classified as Level 3 where significant inputs into the valuation technique are neither directly nor indirectly observable (including our own data, which are adjusted, if necessary, to reflect the assumptions market participants would use in the circumstances).

The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within level 3 of the fair value hierarchy are as follows:

	Financing derivatives/ FAA derivative		Commodity contract derivatives		Other
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices	—	—	35	16	—	—
10% decrease in commodity prices	—	—	(36)	(16)	—	—
+10% market area price change	—	—	7	2	—	—
-10% market area price change	—	—	(7)	(3)	—	—
+20 basis point increase in Limited Price Index (LPI) market curve	(51)	(56)	—	—	—	—
-20 basis point decrease in LPI market curve	51	54	—	—	—	—
+20 basis point increase in Retail Price Index	17	—	—	—	—	—
-20 basis point decrease in Retail Price Index	(16)	—	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(9)	(4)
-50 basis points change in discount rate	—	—	—	—	10	6
10% increase in the equity value of GasT TopCo Limited	102	—	—	—	—	—
10% decrease in the equity value of GasT TopCo Limited	(79)	—	—	—	—	—
20% increase in volatility of the FAA derivative	84	—	—	—	—	—
20% decrease in volatility of the FAA derivative	(76)	—	—	—	—	—
10. Fair value measurement (continued)
The impacts disclosed above were considered on a contract by contract basis with the most significant unobservable inputs identified. A reasonably possible change in assumptions for other level 3 assets and liabilities would not result in a material change in fair values.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives/FAA derivative		Commodity contract derivatives		Other[1]		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(187)	(183)	44	(12)	376	183	233	(12)
Net gains/(losses) through the consolidated income statement for the period[2,3]	76	(16)	44	68	30	50	150	102
Purchases	(133)	—	(56)	11	37	37	(152)	48
Settlements	—	—	(4)	24	(4)	(4)	(8)	20
Reclassification to held for sale[4]	—	66	—	—	—	—	—	66
At 30 September[5]	(244)	(133)	28	91	439	266	223	224
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss and the contingent consideration arising from the acquisition of National Grid Renewables Development LLC. Net gains and loss are recognised within finance income and costs in the income statement.
2.Gains of £93 million (2021: losses of £16 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the income statement.
3.Losses of £23 million (2021: gains of £132 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.These liabilities are held by the UK Gas Transmission business, the total balances for which can now be found in note 6 as held for sale.
5.There were no reclassifications in or out of level 3 (2021: none).

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. The carrying value of current financial assets at amortised cost approximates their fair values, primarily due to short-dated maturities.